Share-based payments	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	3.3. Share-based payments
Accounting policies
Nokia offers three types of global share-based
compensation plans for employees: performance shares,
restricted shares and the employee share purchase plan.
All plans are equity-settled.
Employee services received and the corresponding
increase in equity are measured by reference to the
fair value of the equity instruments at the grant date,
excluding the impact of any non-market vesting
conditions. Plans that apply tranched vesting are
accounted for under the graded vesting model. Share-
based compensation plans are generally conditional on
continued employment as well as the fulfillment of any
performance conditions specified in the award terms.
Until the Nokia shares are delivered, the participants
do not have any shareholder rights, such as voting or
dividend rights, associated with the shares. The share
grants are generally forfeited if the employment
relationship with Nokia terminates prior to vesting.
Share-based compensation is recognized as an expense
over the relevant service periods.
Share-based payment expense
In 2024, the share-based payment expense recognized in the
income statement for continuing operations for all share-
based compensation plans amounted to EUR 239 million
(EUR 201 million in 2023 and EUR 148 million in 2022).
Performance shares
In 2024, Nokia had outstanding Performance shares from
grants made in 2021, 2022, 2023 and 2024. Starting in 2021,
grants made for Performance shares have been targeted on a
more limited basis to senior level employees and executives.
Performance share plans at 31 December 2024:

Plan	Performance shares outstanding at target	Confirmed payout (% of target)	Performance period	Settlement year
2021	251 552	12%	2021–2023	2024/2025
2022	10 752 500	0%	2022–2024	2025/2026
2023	13 675 400	—	2023–2025	2026/2027
2024	19 057 490	—	2024–2026	2027/2028
The 2021 and 2022 Performance share grants have a three-
year vesting period where Nokia’s actual total shareholder
return (ATSR) is compared to the target total shareholder
return to determine the number of Nokia shares that will be
delivered at settlement. The 2021 and 2022 Performance
share grants do not include a minimum payout guarantee.
The 2023 Performance share grants apply the ATSR
performance metric to two-thirds of the grant. For the
remaining one-third of the granted shares, the metrics are
either a service condition alone or a Relative total shareholder return (RTSR). RTSR grants measure Nokia’s share performance against its peer group companies where minimum payout for
this metric requires Nokia to be at least in the 25th percentile when compared with the peer group.
The 2024 Performance share grants apply the performance
metrics to two-thirds of the grant. For the remaining one-third of the granted shares, the metrics are either a service
condition or performance metrics. The performance metrics
of the 2024 performance share grants are 50% RTSR, 40%
Cumulative EPS targets adjusted for non-recurring events,
and 10% carbon emissions targets.
Restricted shares
In 2024, there were outstanding Restricted shares from grants made in 2021, 2022, 2023 and 2024. Starting in 2021, Nokia
has granted Restricted shares to selected employees as the
primary method of equity compensation. Restricted shares
are Nokia shares that will be delivered to eligible participants at a future point in time, subject to the fulfillment of
predetermined service conditions. Restricted shares will either vest on the third anniversary of the award or follow a tranche vesting schedule whereby each plan vests in one or more
tranches determined at the award date.
The Restricted share grants are generally forfeited if the
employment relationship with Nokia terminates prior to vesting of the applicable tranche or tranches.
Employee share purchase plan
Nokia offers a voluntary Employee Share Purchase Plan (ESPP)
to its employees. Participating employees make contributions from their net salary to purchase Nokia shares on a monthly
basis during a 12-month savings period. Nokia delivers one
matching share for every two purchased shares the employee
holds at the end of the plan cycle. In 2024, 7 455 343 matching shares were issued as a settlement to the participants of the
ESPP 2023 (6 726 190 matching shares issued under the 2022
Plan in 2023, and 5 243 560 matching shares issued under the
2021 Plan in 2022).
Share-based payment plans by instrument

	Performance shares		Restricted shares
	Number of shares outstanding at target	Weighted average grant date fair value (EUR)	Number of shares outstanding	Weighted average grant date fair value (EUR)
1 January 2022	79 827 008		26 763 693
Granted	12 661 300	3.49	32 238 100	4.15
Forfeited	(2 450 396)		(1 695 734)
Vested(1)	(26 290 064)		(2 778 431)
31 December 2022	63 747 848		54 527 628
Granted	15 207 400	3.10	45 322 400	3.36
Forfeited	(3 916 744)		(1 998 801)
Vested(1)	(31 691 700)		(3 175 287)
31 December 2023	43 346 804		94 675 940
Granted	19 202 484	3.65	57 602 936	3.48
Forfeited	(3 589 329)		(5 471 235)
Vested(1)	(15 223 017)		(23 834 342)
31 December 2024	43 736 942		122 973 299
(1)Vested performance shares at target are to be multiplied by the confirmed payout (% of target) to calculate the total number of Nokia shares settled.

Estimation of grant date fair values
Plan	Grant date fair value
ATSR	Estimated considering the dividend-adjusted Nokia share price at the end of the performance period of the plan and the target payout levels set for the plan.
RTSR
Estimated considering a combination of the dividend-adjusted Nokia share price compared with benchmark companies’ share prices at the end of the performance period of the plan and the target payout levels set for the plan.

Restricted Shares	Estimated using the grant date market price of the Nokia share less the present value of dividends expected to be paid during the vesting period.